Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
47.	Subsequent Events:

a)	On January 15, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2022 was carried out.

The specific conditions of said placement were the following:

EZ Series Bond, for a total amount of UF 3,100,000, with a maturity date of May 1, 2028 and an average placement rate of 3.72%.

b)	On January 16, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2022 was carried out.

The specific conditions of said placement were the following:

EZ Series Bond, for a total amount of UF 900,000, with a maturity date of May 1, 2028 and an average placement rate of 3.72%.

c)	On January 25, 2024, the Board of Directors of Banco de Chile agreed to convene an Ordinary Shareholders’ Meeting for March 28, 2024 in order to propose, among other matters, the following distribution of profits for the year ended on December 31, 2023:

a.	Deduct and withhold from the net income of the year, an amount equivalent to the effect of inflation of the paid capital and reserves according to the variation of the Consumer Price Index that occurred between November 2022 and November 2023, amounting to Ch$223,719,568,421 which will be added to retained earnings from previous periods.

b.	Distribute 80% in the form of dividend the remaining profit, corresponding to a dividend of Ch$8.07716286860 to each of the 101,017,081,114 shares of the Bank.

Consequently, it will be proposed a distribution as dividend of 65.6% of the profits for the year ending December 31, 2023.

d)	On January 31, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2015 was carried out.

The specific conditions of said placement were the following:

CE Series Bond, for a total amount of UF 600,000, with a maturity date of December 1, 2031 and an average placement rate of 3.20%.

e)	On February 2, 2024, Banco de Chile has carried out a bond issuance in the foreign market, issued under its Medium Term Notes Program (“MTN”) for a total amount of HKD 433,000,000, with a maturity date of February 9, 2034, and an average placement rate of 4.22%.

f)	On February 8, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/ 2015 was carried out.

The specific conditions of said placement were the following:

CH Series Bond, for a total amount of UF 200,000, with a maturity date of December 1, 2032 and an average placement rate of 3.15%.

g)	On March 06, 2024, the Securities and Exchange Commission (SEC) issued the final rule on The Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition.

The final rules will become effective 60 days after publication in the Federal Register, and compliance will be phased in from 2025 to 2033. On April 4, 2024, the SEC voluntarily stayed the rules, pending judicial review.

h)	On March 15, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

FA Series Bond, for a total amount of UF 910,000, with a maturity date of August 1, 2028 and an average placement rate of 3.25%.

i)	On March 21, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

FA Series Bond, for a total amount of UF 550,000, with a maturity date of August 1, 2028 and an average placement rate of 3.32%.

j)	On March 22, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

EY Series Bond, for a total amount of UF 350,000, with a maturity date of April 1, 2028 and an average placement rate of 3.29%.

k)	On March 25, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

FA Series Bond, for a total amount of UF 350,000, with a maturity date of April 1, 2028 and an average placement rate of 3.29%.

l)	On March 26, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

GG Series Bond, for a total amount of UF 350,000, with a maturity date of May 1, 2035 and an average placement rate of 3.35%.

m)	On March 27, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

FA Series Bond, for a total amount of UF 100,000, with a maturity date of August 1, 2028 and an average placement rate of 3.24%.

n)	On March 28, 2024, during the Bank’s Ordinary Shareholders’ Meeting, the definitive appointment of Mr. Patricio Jottar Nasrallah as a Regular Director of Banco de Chile was made, a position he will hold until the next renewal of the Board of Directors.

o)	On April 4, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

EY Series Bond, for a total amount of UF 500,000, with a maturity date of April 1, 2028 and an average placement rate of 3.28%.

p)	On April 12, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

EX Series Bond, for a total amount of UF 250,000, with a maturity date of July 1, 2025 and an average placement rate of 3.10%.

q)	On April 17, 2024, a placement in the local market of senior, dematerialized and bearer bonds, issued by Banco de Chile and registered in the Securities Registry of the Financial Market Commission under number 11/2022 was carried out.

The specific conditions of said placement were the following:

EX Series Bond, for a total amount of UF 400,000, with a maturity date of July 1, 2025 and an average placement rate of 3.02%.

These Consolidated Financial Statements of Banco de Chile for the year ended December 31, 2023 were approved by the Directors on April 25, 2024.

In Management’s opinion, there are no other significant subsequent events that affect or could affect the Consolidated Financial Statements of Banco de Chile and its subsidiaries between December 31, 2023 and the date of issuance of these Consolidated Financial Statements.